Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Operating Lease by lessee	$ 0	$ 14,979	$ 34,661
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	0	3,602	1,355
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessee	0	3,467	13,012
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	$ 0	$ 7,910	$ 20,294